UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

The following N-CSR relates only to the series (the “Fund”) of Third Avenue Trust (the “Trust”) listed below and does not relate to any series of the Trust with a different fiscal year and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Third Avenue Focused Credit Fund

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

THIRD AVENUE FOCUSED CREDIT FUND

Third Avenue Focused
Credit Fund

SEMI-ANNUAL REPORT
MARCH 31, 2018

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Focused Credit Fund (the “Fund”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Fund’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Fund has delegated the voting of proxies relating to its voting securities to the Fund’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443- 1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Contents

Portfolio of Investments	Page 3
Statement of Assets and Liabilities	Page 5
Statement of Operations	Page 6
Statement of Changes in Net Assets	Page 7
Statement of Cash Flows	Page 8
Financial Highlights	Page 9
Notes to Financial Statements	Page 11
Schedule of Shareholder Expenses	Page 33

Third Avenue Trust
Third Avenue Focused Credit Fund Industry Diversification (Unaudited)

The summary of the Fund’s investments as of March 31, 2018 is as follows:

* Includes investments less than 1% of net assets.

Third Avenue Trust
Third Avenue Focused Credit Fund Portfolio of Investments at March 31, 2018 (Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds - 0.00%
Media/Cable - 0.00%
25,043,351	iHeartCommunications, Inc., Escrow, due 2/1/21 (a)(b)(c)	$—

Total Corporate Bonds
	(Cost $0)	—

Term Loans - 0.10%
	Financials - 0.10%
23,390 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/18 (Luxembourg)(a)(c)(d)(e)	28,781

	Total Term Loans
	(Cost $31,577)	28,781

Short-Term Investments - 68.58%
	U.S. Government Obligations - 68.58%
20,000,000	U.S Treasury Bill, 1.607%, due 4/26/18 (f)	19,977,708

	Total Short-Term Investments
	(Cost $19,977,708)	19,977,708

	Total Investment Portfolio - 68.68%
	(Cost $20,009,285)	20,006,489
	Other Assets less Liabilities - 31.32%	9,122,025

	NET ASSETS - 100.00%	$29,128,514

Notes:
(a) Fair-valued security.
(b) Security subject to restrictions on resale.

Principal Amount[1]	Issuer	Acquisition Date	Cost	Market Value Per Unit
25,043,351	iHeartCommunications, Inc., Escrow, due 2/1/21	12/30/16	$—	$0.00

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Portfolio of Investments (continued) at March 31, 2018 (Unaudited)

1) Denominated in U.S. Dollars unless otherwise noted.
At March 31, 2018, this restricted security had a total market value of $0 or 0.00% of net assets.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(e)	Variable rate security. The rate disclosed was in effect as of March 31, 2018.
(f)	Annualized yield at date of purchase.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
EUR: Euro.

Country Concentration

% of Net Assets
United States**	68.58%
Luxembourg	0.10
Total	68.68%

**	Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Statement of Assets and Liabilities at March 31, 2018 (Unaudited)

Assets:
Investments at value - unaffiliated issuers† (Note 1)	$20,006,489
Cash	8,955,117
Receivable from Adviser (Note 3)	161,884
Other assets	434,413
Total assets	29,557,903

Liabilities:
Payable to Adviser (Note 3)	1,144
Payables to Trustees and officers	4,603
Accrued expenses	67,330
Income tax payable	356,312
Total liabilities	429,389
Net assets	$29,128,514

Summary of net assets:
Capital stock, $0.001 par value,	$1,194,081,412
Accumulated undistributed net investment income	2,566,092
Accumulated net realized loss on investments and foreign currency transactions	(1,167,516,194)
Net unrealized appreciation/(depreciation) on investments and translation of foreign currency denominated assets and liabilities	(2,796)

Net assets applicable to capital shares outstanding	$29,128,514

Institutional Class

Net assets	$29,128,514

Outstanding shares of beneficial interest, unlimited number of shares authorized	117,815,945

Net asset value, offering and redemption price per share±	$0.25

† Cost of unaffiliated issuers	$20,009,285
± Redemption price is gross of redemption fees (Note 5)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Statement of Operations For the Six Months Ended March 31, 2018 (Unaudited)

Investment Income:
Interest - payment-in-kind unaffiliated issuers (Note 1)	$2,099,759
Interest - unaffiliated issuers	361,435
Other income	1,215
Total investment income	2,462,409

Expenses:
Legal fees	488,723
Investment advisory fees (Note 3)	457,079
Income tax	356,312
Shareholder servicing fees (Note 3)	269,937
Auditing and tax fees	92,615
Transfer agent fees	43,860
Trustees’ and officers’ fees and expenses	39,665
Reports to shareholders	34,904
Accounting fees	29,917
Insurance	14,375
Custodian fees	6,511
Administration fees (Note 3)	3,352
Miscellaneous	190,129
Total expenses	2,027,379
Less: Fees waived (Note 3)	(1,087,384)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(4,716)
Net expenses	935,279
Net investment income	1,527,130

Realized and unrealized gain/(loss) on investments, forward foreign currency contracts, and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(130,624,278)
Net realized loss on forward foreign currency contracts	(1,986,549)
Net realized loss on foreign currency transactions	(361,490)
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	39,676,008
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	525,657
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(125,431)
Net loss on investments and foreign currency transactions	(92,896,083)
Net decrease in net assets resulting from operations	$(91,368,953)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	Period November 1, 2016 September 30, 2017	For the Year Ended October 31, 2016
Operations:
Net investment income	$1,527,130	$28,620,011	$60,049,431
Net realized loss	(132,972,317)	(311,078,023)	(483,642,679)
Net change in unrealized appreciation/(depreciation)	40,076,234	294,731,211	219,122,365
Net increase/(decrease) in net assets resulting from operations	(91,368,953)	12,273,199	(204,470,883)

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	—	—	(17,851,803)
Institutional Class	—	—	(36,870,495)
Return of capital:
Investor Class	—	—	(33,532,654)
Institutional Class	(76,999,789)	(405,630,874)	(69,246,221)
Decrease in net assets from dividends and distributions	(76,999,789)	(405,630,874)	(157,501,173)

Capital Share Transactions:**
Proceeds from sale of shares	—	—	27,993,990
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	22,804,577
Redemption fees	—	—	49,894
Cost of shares redeemed	—	—	(467,236,947)
Net decrease in net assets resulting from capital share transactions	—	—	(416,388,486)
Net decrease in net assets	(168,368,742)	(393,357,675)	(778,360,542)
Net assets at beginning of period	197,497,256	590,854,931	1,369,215,473
Net assets at end of period*	$29,128,514	$197,497,256	$590,854,931

* Including accumulated undistributed net investment income of	$2,566,092	$1,038,962	$11,556,929

** On August 26, 2016, the Fund combined share classes so that all shares of the Investor share class were converted into shares of the Institutional share class (see Note 5).

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Statement of Cash Flows For the Six Months Ended March 31, 2018 (Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(91,368,953)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales and paydowns of long-term securities	12,038,286
Purchases of short-term securities	(199,838,173)
Proceeds from sales of short-term securities	253,045,340
Net change in unrealized (appreciation)/depreciation on investments	(39,676,008)
Net realized losses from investment transactions	130,624,278
Payment-in-kind interest income	(6,865,695)
Amortization of premium and discount - net	(365,858)
Decrease in restricted cash pledged for collateral	300,000
Decrease in interest receivable	4,886,091
Decrease in foreign currency held	462
Increase in other assets	(420,038)
Net change in unrealized (appreciation)/depreciation on forward foreign currency contracts	(525,657)
Increase in net receivable from Adviser	(164,050)
Decrease in accrued expenses and other liabilities.	(198,393)
Net Cash Provided by Operating Activities	61,471,632

Cash Flows from Financing Activities:
Distributions paid to shareholders	(76,999,789)
Net Cash Used by Financing Activities	(76,999,789)

Cash:
Net change in cash	(15,528,157)
Cash at beginning of period	24,483,274
Cash at end of period	$8,955,117

Noncash Operating and Financing Activities:
Noncash investment transactions - Payment-in-kind interest income .	$(6,865,695)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Financial Highlights Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended Mar. 31	Period Nov. 1, 2016 to Sept. 30,	Years Ended October 31,
	2018	2017	2016	2015	2014	2013	2012
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$1.68	$5.02	$7.82	$10.60	$11.07	$10.24	$10.50
Income/(loss) from investment operations:
Net investment income@	0.01*	0.24	0.68	0.83	1.12	0.92	0.79
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.79)	(0.14)	(2.14)[1]	(2.74)[1]	(0.77)[1]	0.77[1]	0.13[1]
Total from investment operations	(0.78)	0.10	(1.46)	(1.91)	0.35	1.69	0.92
Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	(0.47)	(0.81)	(0.82)	(0.86)	(0.72)
Distributions from net realized gain	—	—	—	(0.06)	—	—	(0.46)
Distributions from return of capital	(0.65)	(3.44)	(0.87)	—	—	—	—
Total dividends and distributions	(0.65)	(3.44)	(1.34)	(0.87)	(0.82)	(0.86)	(1.18)
Net asset value, end of period	$0.25	$1.68	$5.02	$7.82	$10.60	$11.07	$10.24
Total return[2]	(61.72%)[3]	(2.70%)[3,4]	(19.11%)	(19.20%)	2.93%	16.91%	9.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,129	$197,497	$590,855	$956,546	$2,049,107	$1,016,021	$649,492
Ratio of expenses to average net assets Before fee waivers expense offset arrangement and including litigation settlements	3.33%*,5	5.43%[6]	1.73%	0.93%	0.92%	0.91%	0.89%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Financial Highlights Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended Mar. 31,		Period Nov. 1, 2016 to Sept. 30,		Years Ended October 31
	2018		2017		2016	2015	2014	2013	2012
	(Unaudited)
Institutional Class:
After fee waivers, expense offset arrangement and including litigation settlements[7]	1.53	%*,5,#	4.50	%6,8,#	0.60%#	0.93%	0.92%	0.91%	0.89%
Ratio of net investment income to average net assets	2.51	%*,5	7.69%[6]		12.36%	8.95%	9.62%	8.48%	7.94%
Portfolio turnover rate	0%[3]		8%[3]		31%	48%	53%	58%	72%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4
Total return reflects net income of $7,684,585 from the settlement of the derivative and securities class action lawsuits (Note 7). In the absence of this net income amount, total return would have been (6.76%).

5	Annualized.
6	Annualized, except for the settlement of the derivative and securities class action lawsuits (Note 7).
7
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%. (Note 3)

8	Ratio of expenses to average net assets after fee waivers, expense offset arrangement and excluding litigation settlements was 0.91%.
@ Calculated based on the average number of shares outstanding during the period.
*
Net investment income and expenses include $356,312 income tax expense which amounted to less than $0.01 per share. Without the income tax expense, the ratio of net investment income to average net assets, the ratio of expenses to average net asset before fees waivers, expense offset arrangement and including litigation settlements, and ratio of expenses to average net asset after fees waivers, expense offset arrangement and including litigation settlements would have been 3.09%, 2.75%, and 0.95%, respectively.

# The Adviser waived all or a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements March 31, 2018 (Unaudited)

1.	SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Focused Credit Fund (the “Fund”) is a separate non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act of 1940) investment series of Third Avenue Trust (the “Trust”). The Trust, a Delaware business trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Fund.

On December 9, 2015, the Trust’s Board of Trustees (the “Board”) adopted a plan of liquidation (the “Plan of Liquidation”) for the Fund. Pursuant to the Plan of Liquidation, a cash distribution of $69 million (the “First Liquidating Distribution”) was paid to shareholders and the remaining assets of the Fund were contributed to a liquidating trust, FCF Liquidation Trust (the “Liquidating Trust”). Sales of Fund shares were terminated. Interests in the Liquidating Trust were then to be distributed in-kind to Fund shareholders. Subsequent to the Board’s adoption of the Plan of Liquidation, the Plan of Liquidation was modified (the “Modified Plan of Liquidation”). The First Liquidating Distribution was paid to Fund shareholders; however, pursuant to the Modified Plan of Liquidation, the remaining assets which had been contributed to the Liquidating Trust were returned to the Fund, the vehicle to liquidate the Fund’s remaining assets. Pursuant to an exemptive order issued by the SEC on December 16, 2015, all redemptions in the Fund are suspended and subscriptions to the Fund are not accepted, retroactive to December 10, 2015. Effective December 10, 2015, the Adviser has waived its investment advisory and administration fees from the Fund. The Fund is currently in liquidation.

Below is a summary of all liquidating distributions through March 31, 2018.

Record Date	Pay Date	Institutional Class Distribution Rate Per Share	Investor Class Distribution Rate Per Share		Approximate Cash Amount
12/9/15	12/16/15	$0.58613	$0.58613		$69 million
6/14/16	6/15/16	0.54362	0.54362		64 million
11/7/16	11/8/16	0.25463	N/A	*	30 million
11/28/16	11/29/16	1.18829	N/A	*	140 million
5/15/17	5/16/17	1.00000	N/A	*	118 million
7/11/17	7/12/17	1.00000	N/A	*	118 million
10/24/17	10/25/17	0.42439	N/A	*	50 million
3/26/18	3/27/18	0.22917	N/A	*	27 million

*	On August 26, 2016, the Fund combined share classes so that all shares of the Investor share class were converted into shares of the Institutional share class.

The Fund was permitted under applicable rules to change its fiscal year-end from October 31 to September 30 beginning with the short-year ended September 30, 2017. This helped to maximize the period of time that the Fund qualified for the pass-through tax status provided by Subchapter M of the Internal Revenue Code.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Accounting policies:
The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:
Generally, the Fund’s investments are valued at market value. In accordance with procedures approved by the Board, debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Forward foreign currency contracts are valued independently by service providers based on pricing models using the forward rate and are marked-to-market daily. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At March 31, 2018, such securities had a total fair value of $28,781, or 0.10% of the Fund’s net assets. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Instability in the high yield and distressed credit market, which varies over time, makes it more difficult to obtain market quotations on certain securities owned by the Fund.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•        Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Fund’s investments as of March 31, 2018:

Level 2: Other Significant Observable Inputs† Investments in Securities:
Short-Term Investments:
U.S. Government Obligations	$19,977,708
Total for Level 2 Securities	19,977,708
Level 3: Significant Unobservable Inputs Investments in Securities:
Corporate Bonds	—	*
Term Loans	28,781
Total for Level 3 Securities	28,781
Total Value of Investments	$20,006,489

†	There were no securities that were transferred from Level 1 to Level 2.
*	Includes investment fair valued at zero.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds		Term Loans	Common Stocks & Warrants	Private Equities	Total
Balance as of 9/30/17 (fair value)
Consumer Products	$86,497,313		$—	$—	$1	$86,497,314
Energy	—		—	5,673,656	—	5,673,656
Financials	—		27,413	—	—	27,413
Media/Cable	—	*	—	—	—	—
Sales
Consumer Products	(7,430,984)		—	—	(1)	(7,430,985)
Energy	—		—	(849,065)	—	(849,065)
Bond discount/(premium)
Consumer Products	193,024		—	—	—	193,024
Payment-in-kind
Consumer Products	6,865,459		—	—	—	6,865,459
Financials	—		236	—	—	236
Net change in unrealized gain/(loss)
Consumer Products	14,665,763		—	—	9,915,530	24,581,293
Energy	—		—	15,093,582	—	15,093,582
Financials	—		1,132	—	—	1,132
Net realized gain/(loss)
Consumer Products	(100,790,575)		—	—	(9,915,530)	(110,706,105)
Energy	—		—	(19,918,173)	—	(19,918,173)
Balance as of 3/31/18 (fair value)
Consumer Products	—		—	—	—	—
Energy	—		—	—	—	—
Financials	—		28,781	—	—	28,781
Media/Cable	—	*	—	—	—	—
Total	$—		$28,781	$—	$—	$28,781
Net change in unrealized gain/(loss) related to securities still held as of March 31, 2018:	$—		$1,132	$—	$—	$1,132

*	Includes investments fair valued at zero.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

	Fair Value at 3/31/18		Valuation Technique(s)	Unobservable Input(s)	Percentage
Term Loans	$29		Book Value	Asset Coverage	100%
Other (a)	-	*
	$29

(a) Includes securities less than 0.50% of net assets of the Fund.
*	Includes securities fair valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in asset coverage may increase (decrease) the fair value measurement.

Security transactions and investment income:
Security transactions for financial statement purposes are accounted for on a trade date basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:
The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•       Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•       Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Fund are presented at market values using the foreign exchange rates at the close of the period. The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S.  dollar equivalent  amounts actually  received or  paid. Net  unrealized  currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):
PIKs may make a payment at each interest payment date in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities. Interest receivable on the Statement of Assets and Liabilities may be paid as additional securities or cash at the discretion of the issuer.

For the period ended March 31, 2018, the total in-kind payments with respect to PIK securities that were received by the Fund in the amount of $2,099,759 or 85.27% of total investment income is shown as a separate line item on the Statement of Operations.

Term loans:
The Fund’s investments in loans typically are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (LIBOR), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on March 31, 2018.

Forward foreign currency contracts:
The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended March 31, 2018, the Fund used forward foreign currency contracts for hedging foreign currency risks.

There were not any derivatives held by the Fund as of March 31, 2018.

Summary of derivatives information:
The following tables present the effect of derivatives on the Statement of Operations during the six months ended March 31, 2018, by primary risk exposure:

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Forward Foreign Currency Contracts
Foreign currency contracts	$(1,986,549)(a)

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Forward Foreign Currency Contracts
Foreign currency contracts	$525,657(b)

(a)	Included in “Net realized loss on forward foreign currency contracts”.
(b)	Included in “Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts”.

Derivatives volume:
The table below discloses the volume of the Fund’s forward foreign currency contracts activities during the six months ended March 31, 2018 (amounts denominated in U.S. Dollars). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

Forward Foreign Currency Contracts:
Average Notional - Short Foreign Currency	$55,547,377

Floating rate obligations:
The Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:
The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP.

Commencing with the First Liquidating Distribution, which was made on December 16, 2015, all distributions are intended to be part of a series of liquidating distributions which will result in the complete liquidation of the Fund. Reinvestment of liquidating distributions is not permitted.

Income tax information:
Fund management believes that the Fund will no longer be able to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and has thus recorded a U.S. federal income tax expense for the current period. The Fund had complied with the requirements of the Internal Revenue Code applicable to regulated investment companies for all periods through the tax year end September 30, 2017 and distributed all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes was included on the prior year financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Income, including capital gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

Expense allocation:
Expenses attributable to the Fund are charged to it. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Trustees’ and officers’ fees:
The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the compliance personnel who report directly to the Chief Compliance Officer, to whom the Trust paid $139,405, including $18,983 from the Fund, for the six months ended March 31, 2018. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (“Independent Trustee”) a fee of $5,000 for each meeting of the Board that each Independent Trustee attends, in addition to reimbursing all Independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also paid each Independent Trustee an annual retainer of $55,000 (the lead Independent Trustee received an additional retainer of $20,000). The Trustees on the Audit Committee each receive $2,000 for each Audit Committee meeting, and the Audit Committee Chairman receives an annual retainer of $6,000. Prior to his resignation in March 2018, an Advisory Trustee received an annual retainer of $27,500 and a fee of $2,500 for each Board meeting he attended.

Each Trustee who serves on the Third Avenue Focused Credit Fund Oversight Committee is paid $10,000 annually by the Fund.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

2.	INVESTMENTS

Purchases and sales/conversions:
The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership by the Fund of 5% or more of the outstanding voting securities of these issuers) for the six months ended March 31, 2018 were as follows:

	Purchases	Sales
Affiliated	$—	$—
Unaffiliated	—	7,234,710

Unrealized appreciation/(depreciation):
The following information is based upon the book basis of investment securities as of March 31, 2018:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(2,796)
Net Unrealized Appreciation/(Depreciation)	$(2,796)
Book Cost	$20,009,285

3.	INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide that the Fund pay the Adviser an advisory fee at an annual rate of 0.75% based on the Fund’s total average daily net assets. These fees are calculated daily and paid monthly. The Adviser has waived its advisory fees since December 10, 2015.

Additionally, the Adviser pays certain expenses on behalf of the Fund which are partially reimbursed by the Fund, including the compensation expense for the Fund’s Chief Compliance Officer and compliance personnel who report directly to the Chief Compliance Officer and other miscellaneous expenses. At March 31, 2018, the Fund had an amount of $1,144 of trustees and officers’ fees and expenses payable to the Adviser for reimbursement of expenses paid by the Adviser.

Until March 31, 2018, whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeded the expense limitation based on the Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The expense limitations for the Fund are disclosed in the Financial Highlights. The expense limitation has been eliminated effective April 1, 2018. Effective December 10, 2015, the Adviser will not seek any recoupment from the Fund for previously waived fees and/or reimbursed expenses.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

The Fund has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of the Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $186,715, including $20,940 related to the Fund. The Adviser has waived its administration fees since December 10, 2015.

Both the Fund and the Adviser have entered into agreements with financial intermediaries to provide record keeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Fund if the shares of each customer were registered directly with the Fund’s transfer agent. Accordingly, prior to December 10, 2015, the Fund had agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. The Fund paid a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Fund are reflected as shareholder servicing fees in the Statements of Operations. The Adviser has waived the Fund’s commitment to share in such expenses since December 10, 2015.

The Fund has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. The expense reduction amount due to this arrangement for the six months ended March 31, 2018 was $4,716, and the amount is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

4.	RELATED PARTY TRANSACTIONS

Investment in affiliates:
A summary of the Fund’s transactions in securities of affiliated issuers for the six months ended March 31, 2018 is set forth below:

Investment in affiliates (continued)

Name of Issuer:	Shares/ Principal Amount† Held at Sept. 30, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Shares/ Principal Amount† Held at Mar. 31, 2018	Value at Mar. 31, 2018	Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)
Geokinetics, Inc.*	124,461	—	124,461	—	$—	$—	$—	$—
Geokinetics, Inc., Warrants, expire 9/1/26*	45,252	—	45,252	—	—	—	—	—
Ideal Standard International S.A., Series B, 11.750% Cash or 15.750% Payment-in-kind Interest, due 5/1/18*	37,789,660EUR	2,975,9351,EUR	40,765,595EUR	—	—	—	—	—
Ideal Standard International S.A., Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18*	46,622,388EUR	4,137,7371,EUR	50,760,125EUR	—	—	—	—	—
Ideal Standard International Equity S.A. Alpecs*	1,451,633,736,282	—	1,451,633,736,282	—	—	—	—	—
Total Affiliates					$—	$—	$—	$—

1 PIK interest.
† Denominated in U.S. dollars unless otherwise noted.
* As of March 31, 2018, no longer an affiliate.
EUR Euro

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

5.	CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value. The Fund is not issuing new shares, and redemptions in the Fund are currently suspended pursuant to an order from the SEC.

On August 26, 2016, the Fund combined share classes so that all shares of the Investor share class were converted into shares of the Institutional share class.

Transactions in capital stock were as follows:

	For the Six Months Ended March 31, 2018		For the Period November 1, 2016 to September 30, 2017		For the Year Ended October 31, 2016
	Investor Class		Investor Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	934,028	$6,935,491
Shares issued upon reinvestment of dividends and distributions	—	—	—	—	1,186,798	7,904,073
Shares redeemed*	—	—	—	—	(16,374,936)	(118,879,558)
Shares converted to Institutional Class	—	—	—	—	(38,411,259)	(528,269,076)
Net decrease	—	$—	—	$—	(52,665,369)	$(632,309,070)

	For the Six Months Ended March 31, 2018		For the Period November 1, 2016 to September 30, 2017		For the Year Ended October 31, 2016
	Institutional Class		Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	2,857,103	$21,058,499
Shares issued upon reinvestment of dividends and distributions	—	—	—	—	2,240,677	14,900,504
Shares redeemed*	—	—	—	—	(48,024,503)	(348,307,495)
Shares converted from Investor Class	—	—	—	—	38,497,997	528,269,076
Net increase/(decrease)	—	$—	—	$—	(4,428,726)	$215,920,584

*	Redemption fees are netted with redemption amounts.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Prior to December 9, 2015, the Fund charged a redemption fee of 2%, for shares redeemed or exchanged for shares of another series of the Trust within 60 days of the purchase date.

6.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

The Fund had an agreement with a third party whereby the Fund was to pay a fee to the third party for its assistance with the sale of Fund’s assets under certain circumstances. During the quarter ended December 31, 2017, the Fund paid related fees of $283,240 to this third party. The agreement was terminated during the quarter ended December 31, 2017 and no future payments under the agreement are expected to be made.

7.	LEGAL MATTERS

In 2016, the Fund became party to various derivative, securities class action and books and records lawsuits. In settlement of the derivative and securities class action lawsuits, the Adviser, the Fund and certain claimants entered into agreements that required the Adviser to pay the Fund $25 million, less certain expenses including legal fees (using its own capital and insurance proceeds). In total, the Fund received $21,934,585 and paid certain former and present shareholders $14.25 million in full settlement of all claims raised in the litigations. The net impact of these settlements resulted in an increase to net income of $7,684,585. These settlements were approved by the relevant courts and have become final. The amount paid by the Adviser did not affect the Adviser’s ability to fully perform its investment advisory and other services to the Fund or the Trust.

8.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:
Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

High yield and distressed risk:
The Fund’s investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Fund may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Fund’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:
The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, the Fund may not be able to readily sell debt securities at prices at or near their perceived value. If the Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Market risk:
Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Fund will similarly fluctuate and you could lose money.

Liquidity risk:
Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Counterparty risk:
The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

At March 31, 2018, the Fund had no counterparty concentration of credit risk.

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Fund.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:
For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Loans and other direct debt instruments:
The Fund invests in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:
The Fund’s cash balance is held at a major regional U.S. bank, JPMorgan Chase Bank, N.A. The Fund’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Fund to a concentration of credit risk. The Fund regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:
The Fund invests in derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

9.	FEDERAL INCOME TAXES

Prior to the December 9, 2015 adoption of the Plan of Liquidation, the amount of dividends and distributions paid by the Funds was based upon the Fund’s net investment income and net realized capital gains. These amounts are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Distributions paid by the Fund after the adoption of the Plan of Liquidation will generally be treated as part of a series of liquidating distributions for U.S. federal income tax purposes.

Third Avenue Trust
Third Avenue Focused Credit Fund Notes to Financial Statements (continued) March 31, 2018 (Unaudited)

Dividends and distributions, including liquidating distributions, are recorded by the Fund on the ex-dividend date. In order to present accumulated undistributed net investment income (loss), accumulated net realized gain (loss) on investments and foreign currency transactions and capital stock on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made. “Book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, and partnerships, the difference in the treatment of amortization of discount on certain debt instruments, certain derivative instruments, the settlements involving the derivative and securities class action lawsuits and other book to tax adjustments. Net investment income (loss), net realized capital gain (loss) on investments and foreign currency transactions and net assets were not affected by these changes.

As of September 30, 2017, Third Avenue Focused Credit Fund has a capital loss carryforward which should be available to offset certain capital gains generated in future years as follows:

Capital Losses incurred in year-ended:	Short-Term	Long-Term	Total
Oct. 31, 2015	$88,346,778	$217,650,552	$305,997,330
Oct. 31, 2016	75,379,494	378,176,547	453,556,041
Sept. 30, 2017	—	275,516,163	275,516,163
	$163,726,272	$871,343,262	$1,035,069,534

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no events requiring recognition or disclosure in the Fund’s financial statements.

Third Avenue Trust
Third Avenue Focused Credit Fund Schedule of Shareholder Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Although the Fund is no longer charging redemption fees or paying management fees, shareholder servicing fees, or distribution fees, this example is required to be included pursuant to SEC rules.

The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2017 and held for the six month period ended March 31, 2018.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust
Third Avenue Focused Credit Fund Schedule of Shareholder Expenses (continued) (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period October 1, 2017 to March 31, 2018*	Annualized Expense Ratio
Institutional Class
Actual	$1,000	$382.80	$5.27	1.53%
Hypothetical	$1,000	$1,017.30	$7.70	1.53%

*
Expenses (net of fee waivers and expense offset arrangement) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365.

BOARD OF TRUSTEES
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Eric Rakowski
Patrick Reinkemeyer
Charles C. Walden — Chairman

OFFICERS
W. James Hall III — President, General Counsel, Secretary
Michael A. Buono — Chief Financial Officer, Treasurer
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN
JPMorgan Chase Bank, N.A.
383 Madison Avenue New York, NY 10179

The information in this booklet is intended for shareholders of the Third Avenue Focused Credit Fund which has been operating pursuant to a plan of liquidation since December 16, 2015. For more information, please visit our website or contact your Relationship Manager at:

www.focusedcreditfund.com	622 Third Avenue	212.906.1160
	New York, NY 10017	creditupdates@thirdave.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

 (a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	May 29, 2018

By:	/s/ Michael A. Buono
Name:	Michael A. Buono
Title:	Principal Financial Officer
Date:	May 29, 2018